SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

19. SEGMENT INFORMATION

The Group's chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Following the further expansion of module business and entering into the wafer business in 2011, the Group operated and viewed its performance in three segments. However, on September 28, 2012, the module business was disposed (see Note 3). Therefore, only two segments remained in 2013 and 2014, and the segment information in prior years was restated to be consistent with the current year reportable segments. Furthermore, the Group's chief operating decision maker is not provided with asset information by segment. As such, no asset information by segment is presented. The following tables summarized the Group's revenue and cost generated from different revenue streams. Substantially all of its revenues are derived in the PRC. The Group's long lived assets and operations are substantially all located in the PRC.

The following table summarizes the Group's revenue by segment:

Year ended December 31, 2012	Polysilicon	Wafer	Elimination		Total
Revenue - External	$73,450,807	$13,407,594	$		$86,858,401
Revenue - Intersegment	6,067,339	—		(6,067,339)	—
Total revenue	79,518,146	13,407,594		(6,067,339)	86,858,401
Total Cost of revenue	110,243,043	20,114,680		(6,067,339)	124,290,384
Gross loss	$(30,724,897)	$(6,707,086)		$—	$(37,431,983)

Year ended December 31, 2013	Polysilicon	Wafer	Elimination	Total
Revenue - External	$76,721,105	$32,278,700	$-	$108,999,805
Revenue - Intersegment	13,195,838	-	(13,195,838)	-
Total revenue	89,916,943	32,278,700	(13,195,838)	108,999,805
Total Cost of revenue	98,684,325	49,614,921	(13,195,838)	135,103,408
Gross loss	$(8,767,382)	$(17,336,221)	$-	$(26,103,603)

Year ended December 31, 2014	Polysilicon	Wafer	Elimination	Total
Revenue – External	$127,692,325	$54,879,527	$-	$182,571,852
Revenue - Intersegment	29,424,883	-	(29,424,883)	-
Total Revenue	157,117,208	54,879,527	(29,424,883)	182,571,852
Total Cost of revenue	119,703,550	47,861,811	(28,256,850)	139,308,511
Gross Profit	$37,413,658	$7,017,716	$(1,168,033)	$43,263,341

The following customers accounted for 10% or more of revenues:

	Year ended December 31,
	2012		2013		2014
Customer I		$21,749,284	$	*	$	*
Customer J	$	*		$19,644,488		$23,882,302
Customer C	$	*	$	*		$18,210,196
Customer K	$	*		$13,471,873	$	*

*	Represents less than 10%